CORPORATE INFORMATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Corporate Information and Nature of Operations	Corporate Information and Nature of Operations
IAMGOLD Corporation (“IAMGOLD” or the "Company”) is a corporation governed by the Canada Business Corporations Act whose shares are publicly traded on the New York Stock Exchange (NYSE:IAG) and the Toronto Stock Exchange (TSX:IMG). The address of the Company’s registered office is 150 King Street West, Suite 2200, Toronto, Ontario, Canada, M5H 1J9.
The Company has three operating mines: Côté Gold (Canada), Westwood (Canada) and Essakane (Burkina Faso). Côté Gold commenced production on March 31, 2024. The Company has an established portfolio of early stage and advanced exploration projects within highly prospective mining districts in Canada.